Other Non-Current Assets	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Other Non-Current Assets	Other Non-Current Assets

	2017	2016
Deferred taxes	$399	$593
Pension assets	313	14
Debt issuance costs	13	6
Investments	9	4
Other	98	58
	$832	$675